Investment in Shares	12 Months Ended
Dec. 31, 2024
Investment in Shares [Abstract]
INVESTMENT IN SHARES
NOTE 3:	INVESTMENT IN SHARES

On June 6, 2023, the Company entered into a securities purchase agreement with certain shareholders pursuant to which the Company issued 359,498 ordinary shares for gross proceeds of $407 (out of which the Company received from one of the investors shares in the value of $54). See also note 8a2. The shares were held as a short-term investment in trading securities and were accordingly classified as current assets. During the first half of 2024, the Company sold its investment in shares for gross proceeds of $29.

The Company’s investment in shares is measured at fair value at each reporting date, based on the shares’ quoted prices (Level 1 measurement). The following table presents changes in the level 1 fair value measurement of Investments in shares:

Balance as of December 31, 2022	$-

Investment in shares	54
Changes in fair value	(17)

Balance as of December 31, 2023	$37
Proceeds from sale of shares	(29)
Changes in fair value	(8)

Balance as of December 31, 2024	$-